Investments and Advances to Equity Method Investments (Details) - Schedule of Statements of Operations - USD ($) $ in Thousands		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
FCG [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues		$ 13,001	$ 2,675		$ 43,300	$ 2,675		$ 8,033	[1]
Impairment of fixed assets	[1]
Income (loss) from operations		89	(1,045)	[2]	3,933	(1,045)	[2]	(6,153)	[1]
Net income (loss)	[1]							(6,034)
PDP [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues		52	247		85	260		41,259		$ 33,962
Impairment of fixed assets								(5,427)
Income (loss) from operations		$ 5,710	4,648		$ 8,635	5,986		153		2,540
Net income (loss)								(3,044)		6,457
Sierra Parima [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues			461			1,551		2,639		226
Impairment of fixed assets								(46,743)
Income (loss) from operations			$ (2,808)			$ (8,031)		(57,626)		(3,403)
Net income (loss)								$ (57,970)		$ (3,438)

[1]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.
[2]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.